Business Combinations	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Combinations	Business Combinations
As discussed above, on December 13, 2023, NetDragon and GEHI completed the Merger that resulted in (i) GEHI divesting its business in China, (ii) NetDragon transferring its education businesses outside of China to eLMTree, (iii) eLMTree becoming a wholly owned subsidiary of GEHI, and (iv) GEHI changing its name to “Mynd.ai, Inc.” The Merger was accounted for as a business combination in accordance with ASC 805. While GEHI is the legal acquirer of eLMTree, the transaction was treated as a reverse acquisition, and consequently, eLMTree was identified as the acquirer for accounting purposes. The purchase consideration was measured at the fair value of GEHI shares issued and outstanding at the close of the merger. The difference between the fair value of the GEHI shares issued less the fair value of GEHI’s identifiable assets acquired (net of liabilities assumed) and non-controlling interest is accounted for as goodwill. The identifiable net assets acquired of GEHI were valued at their respective fair values at the acquisition date.
For accounting purposes, the Merger resulted in eLMTree acquiring an 85% equity interest in GEH Singapore, a company incorporated in Singapore that, through various of its subsidiaries, provides early childhood education services, meeting the needs of children from infancy to six years old through structured courses at kindergarten and student care centers, as well as through franchise relationships with third-party kindergarten services. The Merger provided the eLMTree segment with a pathway to greater autonomy and future financing opportunities as a public company, while providing the GEH Singapore segment with significant new sources of funding to potentially refurbish its existing facilities and expand its footprint in both Singapore and to other countries in the region. The result of this acquisition has been included in the Company’s consolidated financial statements as of and from the date of acquisition. The associated goodwill has been included in the Company’s GEH Singapore and eLMTree reportable segments.
The preliminary fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were:

	As previously reported	Measurement period adjustments	As adjusted
Cash and cash equivalents	$16,138	$—	$16,138
Accounts receivable, net	1,464	—	1,464
Prepaid expenses and other current assets	902	1,228	2,130
Current tax assets	282	—	282
Amounts due from related parties	46	—	46
Inventories	141	—	141
Operating lease right-of-use assets	5,398	(538)	4,860
Property and equipment, net	4,773	—	4,773
Other non-current assets	2,226	—	2,226
Intangible assets	7,750	—	7,750
Total Assets	39,121	690	39,810

Accrued expenses and other current liabilities	(5,496)	(108)	(5,604)
Operating lease liabilities - current	(2,903)	—	(2,903)
Operating lease liabilities - non-current	(2,603)	646	(1,957)
Contract liabilities - current	(1,730)	—	(1,730)
Income tax payable	(382)	—	(382)
Other non-current liabilities	(3,977)	—	(3,977)
Deferred tax liability	(1,317)	—	(1,317)
Total Liabilities	(18,408)	538	(17,870)

Total identifiable net assets at fair value	20,713	1,228	21,940
Goodwill	3,991	(1,228)	2,764
Non-controlling interest	(1,855)	—	(1,855)

Purchase consideration transferred	$22,849	$—	$22,849

The preliminary purchase price allocations reflect various fair value estimates and analyses relating to the determination of fair value of certain tangible and intangible assets acquired, non-controlling interest, and residual goodwill. The Company determined the estimated fair value of the identifiable intangible assets and goodwill after review and consideration of relevant information including discounted cash flow analyses, market data, and management’s estimates, with the assistance of an independent valuation firm. The estimated fair value of acquired working capital was determined to approximate carrying value. The goodwill arising from the transaction consists of expected synergies from combining operations of the two companies and has been assigned equally to the eLMTree and GEH reporting units provisionally, pending finalization of purchase price allocation. None of the goodwill will be deductible for tax purposes. Intangible assets acquired comprise of the following:

	Purchase price allocation	Useful lives (in years)
Student base (Childcare)	$4,000	4
Franchise relationships	1,700	10
Brands	1,600	10
Content	450	5
Total intangible assets acquired	$7,750

The preliminary fair values of certain net tangible assets and liabilities and intangible assets acquired were based on preliminary valuations, and our estimates and assumptions are subject to change within the measurement period (up to one year from the acquisition date). The primary areas of acquisition accounting that are not yet finalized include, but are not limited to, certain tangible assets and liabilities acquired, income and non-income based taxes, and any resulting adjustments to goodwill. We believe that the information gathered to date provides a reasonable basis for estimating the preliminary fair value of the assets acquired and liabilities assumed. The Company expects to finalize the valuation as soon as practicable, but no later than the end of the measurement period.